PRODUCT INFORMATION NOTICE DATED JULY 1, 2021
to the following variable annuity contracts

Issued by Talcott Resolution Life Insurance Company Separate Account Two:

Director Epic Series I/IR	Huntington Director Outlook Series II/IIR	Director Elite Plus Series I/IR
Nations Series III/IIIR	Classic Director Outlook Series II/IIR	The Director Solution Plus Series I/IR
Director Access II/IIR	Wells Fargo Director Outlook Series II/IIR	Director Outlook Series I/IR
Director Choice Access Series II/IIR	Director Epic Outlook Series I/IR	BB&T Director Outlook Series I/IR
Director Edge Series II/IIR	Nations Series II/IIR	AmSouth VA Outlook Series I/IR
The Director Plus Series II/IIR	Director Access Series I/IR	Director Select Outlook Series I/IR
AmSouth VA Plus Series II/IIR	Director Choice Access Series I/IR	Huntington Director Outlook Series I/IR
Director Select Plus Series II/IIR	Director Edge Series I/IR	Director Elite Outlook Series I/IR
The Director Outlook Series II/IIR	The Director Plus Series I/IR	The Director Solution Outlook Series I/IR
First Horizon Director Outlook Series I/IR	NatCity Director Plus Series I/IR	Classic Director Outlook Series I/IR
The BB&T Director Outlook Series II/IIR	AmSouth VA Plus Series I/IR	Director Immediate Variable Annuity
AmSouth VA Outlook Series II/IIR	The Director Select Plus Series I/IR	Nations Series I/IR
Director Select Outlook Series II/IIR	Director Preferred Plus Series I/IR	The Director Series I

Issued by Talcott Resolution Life Insurance Company Separate Account Three:

The Director	First Horizon Director M Outlook	Select Leaders Series II/IIR/III/IV
Director M Access	Director M Platinum Outlook	Select Leaders Outlook Series I/IR/II
The Director M Edge	AmSouth VA M Outlook	Select Leaders Series I/IR
The Director M Plus	The Director M Select Outlook	Select Dimensions Series II/IIR
AmSouth VA M Plus	Huntington Director M Outlook	Select Dimensions Asset Manager Series I/IR
The Director M Select Plus	Wells Fargo Director M Outlook	Select Dimensions Series I
The Director M Outlook	Classic Director M Outlook

Issued by Talcott Resolution Life Insurance Company Separate Account Seven:

Personal Retirement Manager Select Series III	Leaders Ultra	Leaders Solution Series I/IR
Personal Retirement Manager Series II	Leaders Select Series II	Leaders Elite Series I/IR
Huntington Personal Retirement Manager Series II	Leaders Foundation Series I	Director Focus Series I/IR
Personal Retirement Manager Select Series II	Leaders Access II/IIR/III	Leaders Access Series I/IR
Personal Retirement Manager Select Series I	Leaders Edge Series II/IIR/III	Leaders Edge Series I/IR
Personal Retirement Manager Series I	Leaders Plus Series II/IIR/III	Leaders Plus Series I/IR
Huntington Personal Retirement Manager Series I	Leaders Epic Series I/IR	Leaders Elite Plus Series I/IR
Leaders Series IV	Leaders Elite Outlook Series I/IR	Leaders Solution Plus Series I/IR
Leaders Platinum Series I	Classic Leaders Outlook Series I/IR	Leaders Solution Outlook Series I/IR
Leaders / Chase Series III	Leaders Epic Plus Series I/IR	Nations Outlook Variable Annuity Series I/IR
Leaders Outlook Series I/IR	Leaders Epic Outlook Series I/IR	Huntington Leaders Outlook Series I/IR
Huntington Leaders Series II	Leaders Series I/IR

Issued by Talcott Resolution Life Insurance Company Separate Account Ten:

Putnam Capital Manager Series VIII/VIIIR	Putnam Capital Manager Outlook Series II/IIR	Putnam Capital Manager Series VI/VIR/VII
Putnam Capital Manager Plus Series II/IIR	Putnam Capital Access Series I/IR	Putnam Capital Manager Edge Series I/IR/II
Putnam Capital Asset Manager Series I/IR	Putnam Capital Manager Outlook Series I/IR
Putnam Capital Manager Plus Series I/IR	Putnam Capital Manager Edge Series III/IIIR

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account One:

Director Epic Series I/IR	Director Select Outlook Series II/IIR	The Director Select Plus Series I/IR
Director Access II/IIR	Wells Fargo Director Outlook Series II/IIR	Director Preferred Plus Series I/IR
Director Edge Series II/IIR	Director Preferred Outlook Series II/IIR	The Director Solution Plus Series I/IR
The Director Plus Series II/IIR	Director Epic Outlook Series I/IR	Director Vision Series I/IR
Director Preferred Plus Series II/IIR	Director Access Series I/IR	Director Immediate Variable Annuity
Director Epic Plus Series I/IR	Director Edge Series I/IR	The Director IV-V
The Director Outlook Series II/IIR	The Director Plus Series I/IR

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Three:

The Director M Access	The Director M Edge	The Director M Plus
Select Leaders Outlook Series I/IR/II	Select Leaders Series I/IR	Select Leaders Series II/IIR/III/IV
Select Dimensions Asset Manager Series I/IR	Select Dimensions Series I	Select Dimensions Series II/IIR
The Director

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Six:

Pathmaker

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:

Personal Retirement Manager Foundation O-Share	Leaders Edge Series VI	Leaders Access Series I/IR
Personal Retirement Manager Series II	Leaders Foundation Series I	Leaders Edge Series I/IR
Personal Retirement Manager II Series V-A	Leaders Access Series II/IIR/III	Leaders Plus Series I/IR
Personal Retirement Manager Series I	Leaders Epic Series I/IR	Leaders Solution Plus Series I/IR
Personal Retirement Manager Series V-A	Leaders Epic Plus Series I/IR	Leaders Vision Series I/IR
Personal Retirement Manager Foundation Series II	Leaders Epic Outlook Series I/IR

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Ten:

Putnam Capital Manager Series VIII/VIIIR	Putnam Capital Access Series II/IIR	Putnam Capital Manager Edge Series III/IIIR
Putnam Capital Manager Plus Series II/IIR	Putnam Capital Manager Outlook Series II/IIR	Putnam Capital Manager Series VI/VIR/VII
Putnam Capital Access Series I/IR	Putnam Capital Manager Edge Series I/IR/II	Putnam Capital Manager Plus Series I/IR
Putnam Capital Manager Outlook Series I/IR	Putnam Capital Manager Series III/IV

This Product Information Notice updates certain information related to contracts issued by
Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company

On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (“Talcott Resolution”), to Buyer, an affiliate of Sixth Street, a global investment firm.

Talcott Resolution will continue to administer your Contract and remains responsible for paying all contractual guarantees and General Account liabilities under your Contract subject to its financial strength and claims paying ability. The terms, features and benefits of your Contract will NOT change as a result of the sale.

Talcott Resolution Distribution Company remains the principal underwriter for the Contracts.

This Product Information Notice Should Be Retained for Future Reference

HV-7840
2